NATURE AND DESCRIPTION OF THE COMPANY (Details) - property	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Number of plant locations		17
Norbord | Brookfield
Entity Information [Line Items]
Proportion of ownership interest in subsidiary	43.00%